Subsequent Events (Details) - Subsequent Event - Long-term Convertible Note - April 23, 2021 Note - USD ($) shares in Millions, $ in Millions	2 Months Ended
	Jul. 31, 2025	Mar. 31, 2026
Subsequent Events
Debt Instrument, Face Amount	$ 1.5	$ 0.8
Conversion of Stock, Shares Issued	4.7